Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Debt	Debt
In May 2018, the Company entered into a $30.0 million credit facility agreement with a lender consisting of a $15.0 million variable rate revolving line of credit and a $15.0 million variable rate growth capital advance, which originally matured in May 2020 and May 2022, respectively.
In August 2019, the Company amended the credit facility with the lender which extended the period in which the Company may make borrowings under the growth capital advance component and extended the maturity dates by one year to May 2021 for the revolving line of credit and to May 2023 for the variable rate growth capital advance. Concurrently, the Company entered into a subordinated credit facility agreement with a lender consisting of a $30.0 million variable rate term loan advance, which matures in August 2022.
In March 2020, the Company borrowed $11.4 million and $15.0 million under the variable rate revolving line of credit and variable rate growth capital advance components, respectively, of the credit facility, and $30.0 million under the subordinated credit facility.
In April 2020, the Company was approved for and received a $8.1 million loan from the Small Business Administration’s Paycheck Protection Program.
Revolving Line of Credit
The Company renegotiated the credit facility during August 2020 to extend the maturity of the revolving line of credit to May 2022. Subject to the terms and conditions of the credit facility, the lender agreed to make revolving loans to the Company in an amount not to exceed $15.0 million during the term of the agreement. Interest accrues at the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year (4.50% at December 31, 2020), unless certain milestones are achieved then interest accrues at the greater of (1) 4.00% and (2) the Prime Rate. Interest is payable monthly. In connection with securing the revolving loan, the Company incurred $22,500 in costs related to originating the debt which were capitalized as debt issuance costs. The costs are recorded as current and long-term assets in the consolidated balance sheets and are amortized into interest expense over the term of the revolving loan. The Company is required to pay an unused credit facility fee to the lender each quarter in an amount equal to 0.30% per year times the average unused portion of the revolving line. The Company borrowed and repaid $11.4 million on the revolving loan during the year ended December 31, 2020 and issued a $3.5 million letter of credit for the security deposit on its Seattle headquarters office space, which reduced the amount available under the revolving line of credit. The Company had $11.4 million available to borrow under the revolving line of credit at December 31, 2020.
Growth Capital Advance
The Company renegotiated the credit facility during August 2020 to amend the growth capital advance component, including extending the maturity to June 2024. Subject to the terms and conditions of the credit facility, the lender agreed to make advances to the Company in three tranches not to exceed $5.0 million under each tranche, up to the total amount of $15.0 million during the draw period, which was available until June 30, 2021. Advance requests must be in an amount equal to or greater than $1.0 million. After principal repayments, no growth capital advance may be reborrowed. The growth capital advances is interest only through June 2021 and is payable monthly. Beginning in July 2021 and continuing through the maturity date, principal and interest shall be payable in 36 consecutive equal monthly installments. Interest shall accrue at the greater of (1) 5.00% and (2) the Prime Rate plus a margin of 1.00% per year (5.00% at December 31, 2020), unless certain milestones are achieved then the margin is the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year. In connection with securing the growth capital advance, the Company incurred $25,000 in costs related to originating the debt which were capitalized as debt issuance costs. The costs are recorded as current and long-term assets in the consolidated balance sheets and are amortized into interest expense over the term of the growth capital advance. During 2020, the Company had drawn on the $15.0 million growth capital advance and repaid the outstanding balance. At December 31, 2020, the Company had $15.0 million available to borrow.
For the year ended December 31, 2020, the Company recognized a loss of $353,000 related to the early repayment of the growth capital advance, which is recorded in other income (expense), net in the consolidated statements of operations and included in amortization of debt issuance costs in the consolidated statements of cash flows.
Subordinated Credit Facility
The subordinated credit facility is a term loan advance. Subject to the terms and conditions of the subordinated credit facility, the lender agreed to make advances to the Company to the amount of $30.0 million during the draw period, which was available until June 30, 2020. Advance requests must be in an amount equal to or greater than
$5.0 million. After principal repayments, no term loan advance may be reborrowed. The term loan advance is interest only on a monthly basis. Outstanding principal and accrued interest are due at the maturity date. Interest shall accrue at the Prime Rate plus a margin of 4.25% per year (7.50% at December 31, 2020). In connection with securing the term loan advance, the Company incurred $269,000 in costs related to originating the debt which were capitalized as debt issuance costs. The costs are recorded as a debt discount and are amortized to interest expense over the term of the term loan advance. At December 31, 2020, the Company has drawn the full $30.0 million term loan advance and no longer has the ability to make any future draws.
The Company has collateralized the credit facility and the subordinated credit facility with substantially all of its tangible and intangible assets. The credit facility includes several affirmative and negative covenants, as well as financial covenants. Financial covenants include minimum liquidity and minimum net revenue amounts and are applicable if the Company’s overall liquidity, as defined by the credit facility, is less than or equal to $75.0 million at the end of a reporting period. If the Company defaulted under the terms of the credit facility, it would not be permitted to draw additional funds on the revolving line of credit and the lenders could accelerate the Company’s obligation to pay all outstanding amounts. The Company is in compliance with all of its financial covenants as of December 31, 2020.
In conjunction with the credit facility and the subordinated credit facility, the Company issued warrants to the lenders to purchase the Company’s common stock (see Note 13—Common Stock).
Small Business Administration’s Paycheck Protection Program
In April 2020, the Company entered into the Paycheck Protection Program (“PPP”) Promissory Note and Agreement with a lender (the “PPP Loan”), pursuant to which it incurred $8.1 million aggregate principal amount of term borrowings. The PPP Loan was made under, and was subject to the terms and conditions of, the PPP which was established under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and is administered by the U.S. Small Business Administration. The term of the PPP Loan is two years with a maturity date of April 2022 and accrues interest at a rate of 1.00% per year. Interest is payable monthly. Payments of principal and interest on the PPP Loan are deferred until August 2021. The PPP Loan is eligible for forgiveness if the proceeds are used for qualified purposes within a specified period, however Rover expects to repay principal and accrued interest on the PPP Loan. At December 31, 2020, $8.1 million aggregate principal amount of borrowings was outstanding under the PPP loan.
Future minimum payments of principal on the Company’s outstanding debt borrowings were as follows for the years ending December 31 (in thousands):

Year Ending December 31	Amounts
2021	4,505
2022	33,619
2023	—
2024	—
2025	—
Total principal amount	38,124
Unamortized discount	(598)
Carrying value of debt	37,526
Debt
In March 2020, the Company borrowed $11.4 million and $15.0 million under the variable rate revolving line of credit and variable rate growth capital advance components, respectively, of the credit facility, and $30.0 million under the subordinated credit facility.
In April 2020, the Company was approved for and received a $8.1 million loan from the Small Business Administration’s Paycheck Protection Program (“PPP”).
In August 2020, the Company repaid the outstanding balance of the revolving line of credit and the growth capital advance.
Upon closing of the Merger, the Company repaid in full the subordinated credit facility of $30.0 million and the PPP loan of $8.1 million. Additionally, in accordance with the subordinated credit facility, the Company made a final termination payment of $0.9 million and accelerated $0.4 million of unamortized debt issuance costs at the termination of the subordinated credit facility.
As of September 30, 2021, the Company had no debt outstanding and terminated its revolving line of credit.
Revolving Line of Credit
The Company renegotiated the credit facility during August 2020 to extend the maturity of the revolving line of credit to May 2022. Subject to the terms and conditions of the credit facility, the lender agreed to make revolving loans to the Company in an amount not to exceed $15.0 million during the term of the agreement. Interest accrued at the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year (4.50% at September 30, 2021), unless certain milestones were achieved then interest accrued at the greater of (1) 4.00% and (2) the Prime Rate. Interest was payable monthly. The Company was required to pay an unused credit facility fee to the lender each quarter in an amount equal to 0.30% per year times the average unused portion of the revolving line. The Company borrowed and repaid $11.4 million on the revolving loan during the year ended December 31, 2020 and issued a $3.5 million letter of credit for the security deposit on its Seattle headquarters and Spokane office space, which reduced the amount available under the revolving line of credit. At September 30, 2021, the Company closed its revolving line of credit and retained an unsecured $3.5 million letter of credit for the security deposit on its Seattle headquarters and Spokane office space.
Growth Capital Advance
The Company renegotiated the credit facility during August 2020 to amend the growth capital advance component, including extending the maturity to June 2024. Subject to the terms and conditions of the credit facility, the lender agreed to make advances to the Company in three tranches not to exceed $5.0 million under each tranche, up to the total amount of $15.0 million during the draw period, which was available until June 30, 2021. During 2020, the Company drew on the $15.0 million growth capital advance and repaid the outstanding balance. At
September 30, 2021, no amounts were outstanding, and the Company can no longer borrow under the growth capital advance component of the credit facility.
Subordinated Credit Facility
The subordinated credit facility was a term loan advance. Subject to the terms and conditions of the subordinated credit facility, the lender agreed to make advances to the Company to the amount of $30.0 million during the draw period, which was available until June 30, 2020. After principal repayments, no term loan advance were able to be reborrowed. The term loan advance was interest only on a monthly basis. Outstanding principal and accrued interest were due at the maturity date. Interest accrued at the Prime Rate plus a margin of 4.25% per year (7.50% at September 30, 2021). In connection with securing the term loan advance, the Company incurred $269,000 in costs related to originating the debt which were initially capitalized as debt issuance costs. Once the term loan advance of $30.0 million was drawn down in March 2020, the costs were recorded as a debt discount and amortized to interest expense over the term of the term loan advance. Upon closing of the Merger, the Company repaid the full $30.0 million term loan advance, and accrued interest of $0.2 million. As of September 30, 2021, the Company no longer has the ability to make any future draws.
The Company had collateralized the credit facility and the subordinated credit facility with substantially all of its tangible and intangible assets. The credit facility included several affirmative and negative covenants, as well as financial covenants. Financial covenants included minimum liquidity and minimum net revenue amounts and were applicable if the Company’s overall liquidity, as renegotiated in March 2021, was less than or equal to $65.0 million at the end of a reporting period. If the Company defaulted under the terms of the credit facility, it would not be permitted to draw additional funds on the revolving line of credit and the lenders could accelerate the Company’s obligation to pay all outstanding amounts. The Company was in compliance with all of its financial covenants as of the date of its full repayment of the term loan advance upon the Closing of the Merger.
In conjunction with the credit facility and the subordinated credit facility, the Company issued warrants to the lenders to purchase the Company’s common stock.
Small Business Administration’s Paycheck Protection Program
In April 2020, the Company entered into the PPP Promissory Note and Agreement, pursuant to which it incurred $8.1 million aggregate principal amount of term borrowings. The PPP loan was made under, and was subject to the terms and conditions of, the PPP which was established under the Coronavirus Aid, Relief, and Economic Security Act and was administered by the U.S. Small Business Administration. The term of the PPP loan was two years with a maturity date of April 2022 and accrued interest at a rate of 1.00% per year. Interest was payable monthly. Payments of principal and interest on the PPP loan were deferred until August 2021. The PPP loan was eligible for forgiveness if the proceeds were used for qualified purposes within a specified period. Upon the Closing of the Merger, the Company repaid the PPP loan of $8.1 million and accrued interest of $0.1 million.